Risk and capital management (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 SEK (kr) item	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)
Risk and capital management
Established credit losses		kr 0	kr 52	kr 20
Capital ratio		20.60%	21.60%
Tier 1 capital ratio		20.60%	21.60%
Common Equity Tier 1 capital ratio		20.60%	21.60%
Leverage ratio		8.40%	9.30%
Subordinated eligible debt to be issued	kr 12,000
New lending capacity		96 days	125 days
LCR		311.00%	463.00%
NSFR		119.00%	139.00%
Additional capital - Pillar 2 guidance		1.50%
Additional capital (pillar 2 guidance) of total leverage ratio exposure		0.15%
Total risk-based capital requirement		16.50%	15.70%
CET1 ratio requirements inclusive Pillar 2 guidance		11.40%	10.60%
Number of lines of defense for risk management and risk control | item		3
Period for capital adequacy assessments		3 years
Maximum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target		4.00%
Minimum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target		2.00%
Common Equity Tier I ratio excess over capital adequacy requirement, target		4.00%
Credit risk
Risk and capital management
Risk amount		kr 7,200	kr 6,000
Market risk
Risk and capital management
Risk amount		1,500	1,200
Operational risk
Risk and capital management
Risk amount		kr 300	kr 200